Income Tax - Components of Net Deferred Income Tax Assets and (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred current income tax assets:
Unrealized hedging transactions		$ 37
Accrued liabilities		5
Other	16	(42)
Deferred current income tax assets:	16
Deferred current income tax liabilities:
Unrealized hedging transactions	(1,346)
Other	(61)	(382)
Deferred current income tax liabilities:	(1,407)	(382)
Deferred noncurrent income tax assets:
Net operating loss carryforward	3,959	2,350
Asset retirement obligation	1,855	971
Other	14	14
Net deferred tax valuation allowance	(2,633)	(2,910)
Deferred noncurrent income tax assets:	3,195	425
Deferred noncurrent income tax liabilities:
Property, plant and equipment	(32,094)	(3,220)
Unrealized hedging transactions	(2,042)	(312)
Other	1
Deferred noncurrent income tax liabilities:	(34,135)	(3,532)
Net current deferred income tax assets (liabilities)	(1,391)	(382)
Net noncurrent deferred income tax assets (liabilities)	$ (30,940)	$ (3,107)